CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues [Abstract]
Revenues	$ 118,280,752	$ 111,409,623	$ 113,045,961
Costs And Expenses [Abstract]
Voyages expenses	17,829,220	13,680,008	10,522,573
Vessels operating expenses	36,558,153	38,338,063	38,001,481
Drydocking Costs	3,443,491	2,716,378	1,266,455
Management Fees	4,760,865	5,184,055	5,230,990
Other General And Administrative Expense	2,646,418	3,031,491	3,564,779
Depreciation Nonproduction	27,562,120	26,624,098	26,766,672
Impairment Of Long Lived Assets To Be Disposed Of			9,867,777
Forfeiture of vessels deposit and contract termination fees			16,500,000
Other General Expense		(228,000)	(753,000)
Net (gain) loss on sale of vessels	5,654,178	(960,696)	791,659
Costs And Expenses	98,454,445	88,385,397	111,759,386
Operating Income Loss	19,826,307	23,024,226	1,286,575
Nonoperating Gains Losses [Abstract]
Interest and finance costs	8,510,516	7,672,848	9,109,222
Increase Decrease In Fair Value Of Unhedged Derivative Instruments	(2,931,404)	(6,071,638)	(5,478,163)
Investment Income Interest	83,059	315,517	250,326
Foreign Currency Transaction Gain Loss Before Tax	82,345	1,497,934	(261,401)
Nonoperating Gains Losses	(11,276,516)	(11,931,035)	(14,598,460)
Profit Loss	$ 8,549,791	$ 11,093,191	$ (13,311,885)
Earnings Per Share Basic	$ 0.41	$ 0.51	$ (0.60)
Earnings Per Share Diluted	$ 0.41	$ 0.51	$ (0.60)
Weighted Average Number Of Shares Outstanding Basic	20,909,154	21,539,331	22,219,442
Weighted Average Number Of Diluted Shares Outstanding	20,909,154	21,539,331	22,219,442
Common Stock Dividends Per Share Declared			$ 0.1875